UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2011

Check here if Amendment [    ]; Amendment Number:  __
This Amendment (Check only one.):      [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Berkowitz Capital & Co., LLC
Address:     909 Third Avenue
             New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                       Place                   Date of Signing
 /S/ JEFFREY L. BERKOWITZ               NEW YORK, NY            AUGUST 11, 2011
 ------------------------               ------------            ---------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:        $17,187
                                             (thousands)



List of Other Included Managers:

None

    BERKOWITZ CAPITAL PARTNERS, L.P. FORM 13F INFORMATION TABLE (6/30/2011)

                                                                   SHRS OR
                             TITLE OF                     VALUE      PRN   SH/  PUT/   INVESTMENT  OTHER
NAME OF ISSUER               CLASS           CUSIP       (X1000)   AMOUNT  PRN  CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

APPLE INC                    COM              37833100        61     12000      PUT
-----------------------------------------------------------

BANCO SANTANDER  SA          ADR             05964H105         2     75000      PUT
-----------------------------------------------------------

CITRIX SYS INC               COM             177376100     3,600     45000 SH             SOLE              45000
-----------------------------------------------------------

CITRIX SYS INC               COM             177376100       295     50000      CALL
-----------------------------------------------------------

COMMVAULT SYSTEMS INC        COM             204166102        98     25000      CALL
-----------------------------------------------------------

DOW CHEM CO                  COM             260543103        14     40000      PUT
-----------------------------------------------------------

E M C CORP MASS              COM             268648102         5    100000      CALL
-----------------------------------------------------------

EBAY INC                     COM             278642103       807     25000 SH             SOLE              25000
-----------------------------------------------------------

F5 NETWORKS INC              COM             315616102       992      9000 SH             SOLE               9000
-----------------------------------------------------------

F5 NETWORKS INC              COM             315616102        15     10000      CALL
-----------------------------------------------------------

FORD MTR CO DEL              COM PAR $0.01   345370860         5     75000      CALL
-----------------------------------------------------------

HEWLETT PACKARD CO           COM             428236103        32     35000      PUT
-----------------------------------------------------------

INFORMATICA CORP             COM             45666Q102       113     30000      CALL
-----------------------------------------------------------

INFORMATICA CORP             COM             45666Q102        90     50000      CALL
-----------------------------------------------------------

INFORMATICA CORP             COM             45666Q102        38     60000      CALL
-----------------------------------------------------------

INFORMATICA CORP             COM             45666Q102       286    105000      CALL
-----------------------------------------------------------

MOLYCORP INC DEL             COM             608752109        34     10000      CALL
-----------------------------------------------------------

MOSAIC CO NEW                COM             61945C103     1,693     25000 SH             SOLE              25000
-----------------------------------------------------------

MOSAIC CO NEW                COM             61945C103        28     35000      CALL
-----------------------------------------------------------

NETAPP INC                   COM             64110D104     3,167     60000 SH             SOLE              60000
-----------------------------------------------------------

NETAPP INC                   COM             64110D104        65     20000      CALL
-----------------------------------------------------------

NETAPP INC                   COM             64110D104        58     40000      CALL
-----------------------------------------------------------

NETAPP INC                   COM             64110D104        72     25000      CALL
-----------------------------------------------------------

PANDORA MEDIA INC            COM             698354107       213    105000      PUT
-----------------------------------------------------------

PANDORA MEDIA INC            COM             698354107       319    130000      PUT
-----------------------------------------------------------

POTASH CORP OF SASK INC      COM             73755L107       570     10000 SH             SOLE              10000
-----------------------------------------------------------

RESEARCH IN MOTION LTD       COM             760975102         0     60000      CALL
-----------------------------------------------------------

RESEARCH IN MOTION LTD       COM             760975102        59     40000      CALL
-----------------------------------------------------------

RESEARCH IN MOTION LTD       COM             760975102        23     20000      CALL
-----------------------------------------------------------

RESEARCH IN MOTION LTD       COM             760975102        50     15000      CALL
-----------------------------------------------------------

RESEARCH IN MOTION LTD       COM             760975102       128     20000      CALL
-----------------------------------------------------------

SALESFORCE COM INC           COM             79466L302     1,490     10000 SH             SOLE              10000
-----------------------------------------------------------

SIEMENS A G                  SPONSORED ADR   826197501        42     10000      PUT
-----------------------------------------------------------

SIEMENS A G                  SPONSORED ADR   826197501       107     15000      PUT
-----------------------------------------------------------

SINA CORP                    NOTE 7/1         82922AB9       279     30000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103         1     65000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103        14     20000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103        71     70000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103        31     50000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103        55     50000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103        96     50000      PUT
-----------------------------------------------------------

SPDR S&P 500 ETF TR          TR UNIT         78462F103       155     70000      PUT
-----------------------------------------------------------

SUCCESSFACTORS INC           COM             864596101       588     20000 SH             SOLE              20000
-----------------------------------------------------------

SUCCESSFACTORS INC           COM             864596101       156     50000      CALL
-----------------------------------------------------------

SUCCESSFACTORS INC           COM             864596101       215     85000      CALL
-----------------------------------------------------------

SUCCESSFACTORS INC           COM             864596101        84     35000      CALL
-----------------------------------------------------------

SUCCESSFACTORS INC           COM             864596101        56     70000      CALL
-----------------------------------------------------------

TERADATA CORP DEL            COM             88076W103       482      8000 SH             SOLE               8000
-----------------------------------------------------------

TERADATA CORP DEL            COM             88076W103       133     25000      CALL
-----------------------------------------------------------

TERADATA CORP DEL            COM             88076W103        94     35000      CALL
-----------------------------------------------------------

TRIQUINT SEMICONDUCTOR INC   COM             89674K103        90     50000      PUT
-----------------------------------------------------------

TYCO INTERNATIONAL LTD       SHS             H89128104        19     75000      CALL
-----------------------------------------------------------

                                                          17,187